Business Combinations - Summary of Identifiable Intangible Assets Acquired and Their Useful Lives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Useful life (years)	2 years
Shoflo, LLC
Business Acquisition [Line Items]
Total intangible assets	$ 5,334
Shoflo, LLC | Trademarks
Business Acquisition [Line Items]
Total intangible assets	$ 401
Useful life (years)	2 years
Shoflo, LLC | Developed Technology
Business Acquisition [Line Items]
Total intangible assets	$ 4,933
Useful life (years)	3 years
SummitSync, Inc.
Business Acquisition [Line Items]
Total intangible assets	$ 1,501
SummitSync, Inc. | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets	$ 1,501
Useful life (years)	7 years
Wedding Spot, LLC
Business Acquisition [Line Items]
Total intangible assets	$ 6,002
Wedding Spot, LLC | Trademarks
Business Acquisition [Line Items]
Total intangible assets	$ 1,005
Useful life (years)	7 years
Wedding Spot, LLC | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets	$ 1,520
Useful life (years)	10 years
Wedding Spot, LLC | Developed Technology
Business Acquisition [Line Items]
Total intangible assets	$ 3,477
Useful life (years)	5 years
DoubleDutch, Inc.
Business Acquisition [Line Items]
Total intangible assets	$ 10,627
DoubleDutch, Inc. | Trademarks
Business Acquisition [Line Items]
Total intangible assets	$ 130
Useful life (years)	2 years
DoubleDutch, Inc. | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets	$ 9,212
Useful life (years)	7 years
DoubleDutch, Inc. | Developed Technology
Business Acquisition [Line Items]
Total intangible assets	$ 1,285
Useful life (years)	2 years